Pacer Emerging Markets Cash Cows 100 ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Brazil - 9.0%
Ambev SA	765,660	$1,714,669
BRF SA	390,437	1,400,108
CPFL Energia SA	190,076	1,280,061
Lojas Renner SA	111,364	322,186
Rede D'Or Sao Luiz SA (a)	143,000	826,913
Telefonica Brasil SA	350,734	1,973,664
TIM SA/Brazil	414,826	1,528,312
		9,045,913

Chile - 2.2%
Cia Sud Americana de Vapores SA	7,125,280	360,070
Enel Chile SA	10,528,760	674,414
Latam Airlines Group SA (b)	53,317,875	1,166,008
		2,200,492

China - 24.4%
China Coal Energy Co. Ltd. - Class H	1,763,390	2,169,981
China Communications Services Corp. Ltd. - Class H	1,232,380	719,019
China Hongqiao Group Ltd.	1,036,399	2,746,127
China Literature Ltd. (a)(b)	108,509	427,125
CMOC Group Ltd. - Class H	2,212,390	2,519,588
COSCO SHIPPING Holdings Co. Ltd. - Class H	1,145,660	2,095,755
Dongfeng Motor Group Co. Ltd. - Class H	1,890,840	1,141,730
Hisense Home Appliances Group Co. Ltd.	191,878	552,413
JD Logistics, Inc. (a)(b)	1,239,877	2,157,544
JD.com, Inc. - Class A	117,180	1,834,576
Kingsoft Corp. Ltd.	149,749	681,978
Li Ning Co. Ltd.	308,919	655,617
New Oriental Education & Technology Group, Inc.	176,970	789,038
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	479,300	421,906
Shanghai Electric Group Co. Ltd. - Class H (b)	5,443,160	2,218,868
Sinotruk Hong Kong Ltd.	350,238	1,068,560
Topsports International Holdings Ltd. (a)	1,062,350	429,000
Yangzijiang Shipbuilding Holdings Ltd.	932,698	1,838,961
		24,467,786

Colombia - 1.8%
Ecopetrol SA	4,309,000	1,811,828

Czech Republic - 2.0%
CEZ AS	34,708	2,014,239

Greece - 1.3%
Hellenic Telecommunications Organization SA	25,709	466,492
OPAP SA	36,377	816,155
		1,282,647

Hong Kong - 2.1%
Guangdong Investment Ltd.	1,225,820	1,091,526
Kunlun Energy Co. Ltd.	1,006,592	970,688
		2,062,214

Hungary - 2.2%
Magyar Telekom Telecommunications PLC	120,510	598,963
MOL Hungarian Oil & Gas PLC	109,416	952,159
Richter Gedeon Nyrt	21,758	653,076
		2,204,198

Indonesia - 7.1%
Alamtri Resources Indonesia Tbk PT	8,984,551	1,010,114
Astra International Tbk PT	6,783,551	2,102,468
Perusahaan Gas Negara Tbk PT	6,117,604	605,998
Sumber Alfaria Trijaya Tbk PT	2,227,392	314,041
Telekom Indonesia Persero Tbk PT	11,012,432	1,927,427
United Tractors Tbk PT	783,030	1,149,205
		7,109,253

Malaysia - 2.2%
Telekom Malaysia Bhd	307,747	487,056
Tenaga Nasional Bhd	572,498	1,747,696
		2,234,752

Mexico - 4.9%
Alfa SAB de CV - Class A	1,027,132	749,183
Grupo Aeroportuario del Sureste SAB de CV - Class B	18,930	573,981
Grupo Mexico SAB de CV - Class B	340,514	2,124,309
Industrias Penoles SAB de CV (b)	45,625	1,198,246
Kimberly-Clark de Mexico SAB de CV - Class A	160,104	299,755
		4,945,474

Russia - 0.0%(c)
Alrosa PJSC (d)	91,900	0
Inter RAO UES PJSC (b)(d)	1,901,988	0
LUKOIL PJSC - ADR (b)(d)	2,652	0
Magnit PJSC (d)	1,958	0
Magnitogorsk Iron & Steel Works PJSC (d)	106,418	0
Magnitogorsk Iron & Steel Works PJSC - GDR (b)(d)	2,458	0
Severstal PAO (d)	9,320	0
Severstal PAO - GDR (b)(d)	2,129	0
Surgutneftegas PAO (d)	477,461	0
TATNEFT PJSC ADS (REPR 6 ORD RUB0.1) (b)(d)	3,600	0
		0

South Africa - 4.8%
Exxaro Resources Ltd.	62,377	545,414
Foschini Group Ltd.	38,536	260,224
Harmony Gold Mining Co. Ltd.	34,834	462,382
Kumba Iron Ore Ltd.	64,126	1,060,374
Mr Price Group Ltd.	25,114	291,311
Sasol Ltd. (b)	147,273	757,698
Tiger Brands Ltd.	18,732	312,093
Vodacom Group Ltd.	146,917	1,121,703
		4,811,199

Taiwan - 11.6%
Alchip Technologies Ltd.	5,440	708,079
Asustek Computer, Inc.	39,240	870,320
Catcher Technology Co. Ltd.	38,293	271,986
Cheng Shin Rubber Industry Co. Ltd.	230,718	309,969
Chicony Electronics Co. Ltd.	47,087	206,664
China Airlines Ltd.	968,952	668,746
Compal Electronics, Inc.	777,911	768,854
Eva Airways Corp.	550,290	697,830
Evergreen Marine Corp. Taiwan Ltd.	243,713	1,616,724
Far EasTone Telecommunications Co. Ltd.	261,200	714,969
Foxconn Technology Co. Ltd.	58,170	126,484
Largan Precision Co. Ltd.	6,180	489,679
Micro-Star International Co. Ltd.	54,220	261,586
Novatek Microelectronics Corp.	29,634	471,602
Powertech Technology, Inc.	49,205	207,717
Realtek Semiconductor Corp.	41,167	793,066
Wan Hai Lines Ltd.	360,090	1,070,106
Yageo Corp.	46,160	819,660
Zhen Ding Technology Holding Ltd.	138,190	581,049
		11,655,090

Thailand - 8.5%
Advanced Info Service PCL	216,004	1,923,414
Bumrungrad Hospital PCL	47,928	249,319
Charoen Pokphand Foods PCL	1,380,632	963,232
Global Power Synergy PCL	435,927	446,865
PTT Exploration & Production PCL	610,906	2,355,390
PTT Oil & Retail Business PCL (a)	1,122,560	477,466
PTT PCL	2,054,138	2,089,966
		8,505,652

Turkey - 5.6%
BIM Birlesik Magazalar AS	61,311	801,224
Gubre Fabrikalari TAS (b)	23,752	145,514
Migros Ticaret AS	31,402	405,339
Oyak Cimento Fabrikalari AS (b)	210,999	124,329
Turk Hava Yollari AO	263,007	1,865,907
Turk Telekomunikasyon AS (b)	255,632	342,881
Turkcell Iletisim Hizmetleri AS	333,190	765,369
Turkiye Petrol Rafinerileri AS	293,596	1,221,546
		5,672,109

United Arab Emirates - 4.6%
Alpha Dhabi Holding PJSC	589,160	1,995,385
Borouge PLC	2,010,560	1,445,087
Fertiglobe PLC	696,825	493,254
National Marine Dredging Co.	95,310	647,674
		4,581,400
TOTAL COMMON STOCKS (Cost $88,926,257)		94,604,246

PREFERRED STOCKS - 5.0%
Brazil - 5.0%
Centrais Eletricas Brasileiras SA, 0.00%	233,616	1,698,024
Cia Energetica de Minas Gerais, 0.00%	410,056	749,877
Gerdau SA, 0.00%	159,740	479,544
Petroleo Brasileiro SA - Petrobras, 0.00%	364,720	2,120,105
TOTAL PREFERRED STOCKS (Cost $5,136,613)		5,047,550

TOTAL INVESTMENTS - 99.3% (Cost $94,062,870)		99,651,796
Other Assets in Excess of Liabilities - 0.7%		667,907
TOTAL NET ASSETS - 100.0%		$100,319,703
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $4,318,048 or 4.3% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer Emerging Markets Cash Cows 100 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$94,604,246	$–	$0	$94,604,246
Preferred Stocks	5,047,550	–	–	5,047,550
Total Investments	$99,651,796	$–	$0	$99,651,796

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

ECOW(a)	Balance as of 04/30/2025	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/2025
Common Stocks	$0	$-	$-	$-	$-	$-	$-	$0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
ECOW	Fair Value as of 07/31/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$0	Market comparable companies	Discount for lack of marketability	$0

    (a) Table presents information for ten securities, which due to the Russian foreign exchange restrictions are not actively trading.